SUBSEQUENT EVENTS (Details)	Mar. 22, 2021 USD ($) ft² item	Feb. 16, 2021 USD ($)	Jan. 28, 2021 USD ($) installment	Nov. 19, 2020	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Lease expansion
Additional office space leased | ft²	15,385
Period of time after notice of cancellation that the lease effectively terminates	90 days			90 days
Future minimum commitments
2021					$ 546,700	$ 265,200
2022					551,100	269,700
2023					461,200	274,200
2024						230,400
Total					$ 1,875,600	$ 1,039,500
Leon Office (H.K.) | Strategic Alliance Agreement
Subsequent events
Annual cost			$ 360,000
Number of quarterly installments | installment			4
SBA Loan
Loan payable
Loan principal forgiven		$ 105,800
Subsequent Event
Lease expansion
Additional office space leased | ft²	15,385
Period of time after notice of cancellation that the lease effectively terminates	90 days
Number of months rent due as a termination payment if lease cancellation option exercised | item	3
Future minimum commitments
2021	$ 380,600
2022	546,700
2023	551,100
2024	461,200
Total	$ 1,939,600
Subsequent Event | Leon Office (H.K.) | Strategic Alliance Agreement
Subsequent events
Annual cost			$ 360,000
Number of quarterly installments | installment			4
Subsequent Event | SBA Loan
Loan payable
Loan principal forgiven		105,600
Accrued interest forgiven		$ 300